CASH AND CASH EQUIVALENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2015
Derecognised financial assets [line items]
Restricted cash	R 118.0	R 110.5	R 87.9
Interest income on cash and cash equivalents	21.8	23.6
Cash (including interest) held in escrow {member]
Derecognised financial assets [line items]
Restricted cash	114.2	92.7
Guarantees [member]
Derecognised financial assets [line items]
Restricted cash	R 17.2	R 16.1